Segment Information - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Sales	£ 4,513,000,000	£ 4,552,000,000	£ 4,468,000,000
Cost of major restructuring incurred	79,000,000	338,000,000
Impairment of goodwill		2,548,000,000	849,000,000
Other gains and losses	128,000,000	(25,000,000)	13,000,000
Profit on sale of test preparation business	44,000,000
Other gains and losses	96,000,000
Share of profit from associates adversely impacted	8,000,000
Property, plant and equipment and intangible assets acquired through business combination	0	10,000,000
North America [member]
Disclosure of operating segments [line items]
Sales	2,929,000,000	2,981,000,000	2,940,000,000
Impairment of goodwill			282,000,000
North America [member] | Goodwill [member]
Disclosure of operating segments [line items]
Impairment of goodwill		2,548,000,000
Core [member]
Disclosure of operating segments [line items]
Sales	815,000,000	803,000,000	815,000,000
Impairment of goodwill			37,000,000
Growth [member]
Disclosure of operating segments [line items]
Sales	769,000,000	768,000,000	713,000,000
Impairment of goodwill			530,000,000
Inter-segment amounts [member]
Disclosure of operating segments [line items]
Sales	£ 0	£ 0	£ 0